Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000105241
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class A
Trading Symbol	EVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$159	1.59%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.59%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund
Without Load	8.51%	4.95%	4.60%
With Load	2.30%	3.71%	3.98%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 47,676,952
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 382,531
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,676,952 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$382,531 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000105242
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class C
Trading Symbol	EVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	2.34%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	7.72%	4.18%	3.83%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 47,676,952
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 382,531
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,676,952 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$382,531 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.
C000105243
Shareholder Report [Line Items]
Fund Name	Altegris Futures Evolution Strategy Fund
Class Name	Class I
Trading Symbol	EVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Altegris Futures Evolution Strategy Fund for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents. You can also request this information by contacting us at 1-877-772-5838
Additional Information Phone Number	1-877-772-5838
Additional Information Website	https://funds.altegris.com/altegris-futures-evolution-strategy-fund-documents
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.34%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.34%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Altegris Futures Evolution Strategy Fund	8.69%	5.20%	4.86%
ICE BofA 3-Month U.S. Treasury Bill Index	5.43%	2.17%	1.52%
Bloomberg Global Aggregate Index	0.92%	- 2.02%	- 0.42%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 47,676,952
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 382,531
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$47,676,952 Number of Portfolio Holdings5 Advisory Fee (net of waivers)$382,531 Portfolio Turnover63%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	11.4%
Open End Funds	69.6%
Purchased Options	19.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.